Lease obligation (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease obligation
Lease Obligations Beginning	$ 595,517	$ 1,246,723
Additions	2,252,803	0
Operating Lease, Payments	(364,712)	(739,527)
Finance lease principal payments	(359,706)	0
Lease accretion	99,803	90,378
Foreign exchange	78,740	(908)
Other	(903)	(1,149)
Lease Obligations Ending	2,301,542	595,517
Current Portion Of Lease Obligations	(693,607)	(343,513)
Long-term Lease Obligations	$ 1,607,935	$ 252,004